Deferred and contingent consideration	12 Months Ended
Dec. 31, 2025
Deferred and contingent consideration [Abstract]
Deferred and contingent consideration [Text Block]

14. Deferred and contingent consideration

In accordance with the Acquisition agreement, certain consideration payable to Gold Fields is deferred in time or contingent upon certain future events. The Company recognized the following financial liabilities at fair value as of the acquisition date, which were subsequently remeasured as of December 31, 2025 in accordance with IFRS 9, Financial Instruments ("IFRS 9").

	December 31, 2025	December 31, 2024
	$	$
Deferred Consideration	28,242	50,109
Contingent Consideration	19,320	16,873
Nkran Royalty	6,988	4,388
Total deferred and contingent consideration	54,550	71,370
Less: current portion of Deferred Consideration	(28,242)	(23,535)
Total non-current portion of deferred and contingent consideration	26,308	47,835

(a) Deferred consideration

$55.0 million of the aggregate consideration payable to Gold Fields was deferred with $25.0 million due on or before December 31, 2025 (paid) and $30.0 million due on or before December 31, 2026. The Company estimated the fair value of the Deferred Consideration at initial recognition by discounting the contractual future cash flows at a discount rate of 6.3%. After initial recognition, the Deferred Consideration was measured at amortized cost.

During the year ended December 31, 2025, the Company recognized accretion expense of $3.1 million on the Deferred Consideration liability in finance expense in the Statement of Operations and Comprehensive (Loss) Income (year ended December 31, 2024 - $2.5 million of accretion expense). Additionally, the Company paid to Gold Fields the first deferred payment of $25.0 million in the fourth quarter of 2025. The $30.0 million payment due to Gold Fields on or before December 31, 2026 has been presented as a current liability in the Statement of Financial Position.

The following table summarizes the change in the carrying amount of the Deferred Consideration for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	50,109	‐
Initial recognition at fair value	‐	47,628
Payments	(25,000)	‐
Accretion expense (note 23)	3,133	2,481
Balance, end of year	28,242	50,109

(b) Contingent consideration

$30.0 million of the aggregate consideration payable to Gold Fields is contingent upon 100,000 gold ounces being produced from the Nkran deposit. In accordance with IFRS 3 and IFRS 9, contingent consideration payable by an acquirer in a business combination shall be subsequently measured at fair value through profit or loss. The Company remeasured the fair value of the Contingent Consideration to $19.3 million at December 31, 2025 and recognized a $2.4 million fair value adjustment in finance expense in the Statement of Operations and Comprehensive (Loss) Income for the year ended December 31, 2025 (year ended December 31, 2024 - fair value adjustment of $3.5 million recognized in finance expense).

The following table summarizes the change in the carrying amount of the Contingent Consideration for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	16,873	‐
Initial recognition at fair value	‐	13,337
Change in fair value during the year	2,447	3,536
Balance, end of year	19,320	16,873

The Company estimated the fair value of the Contingent Consideration at December 31, 2025 by discounting forecast future cash flows based upon the expected payment date from the current life of mine plan at a discount rate of 14.5% (December 31, 2024 - 14.5% discount rate). The Contingent Consideration falls within level 3 of the fair value hierarchy.

(c) Nkran royalty

Gold Fields is entitled to a 1% net smelter return royalty on gold revenue generated from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production. In accordance with IFRS 3 and IFRS 9, contingent consideration payable by an acquirer in a business combination shall be subsequently measured at fair value through profit or loss.

The Company estimated the fair value of the Nkran Royalty by discounting forecast future cash flows at a discount rate of 14.5% (December 31, 2024 - 14.5% discount rate). The gold price assumption applied in estimating future royalty payments as of December 31, 2025 was based on a long-term consensus gold price of $2,950 per ounce. The Company remeasured the fair value of the Nkran Royalty to $7.0 million as of December 31, 2025, and recognized a $2.6 million fair value adjustment in finance expense in the Statements of Operations and Comprehensive (Loss) Income for the year ended December 31, 2025 (year ended December 31, 2024 - fair value adjustment of $1.4 million recognized in finance expense). The Nkran Royalty falls within level 3 of the fair value hierarchy.

The following table summarizes the change in the carrying amount of the Nkran Royalty for the year ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	4,388	‐
Initial recognition at fair value	‐	3,030
Change in fair value during the year	2,600	1,358
Balance, end of year	6,988	4,388